Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
The 401(k) Savings and Profit Sharing Plan
of S&P Global Inc. and Its Subsidiaries

EIN #13-1026995 Plan #002

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(in thousands)
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value

	S&P Global Inc. Common Stock
*	S&P Global, Inc.	SPGI Company Stock Fund	#	534,291
	Mutual Funds
	Hood River Capital Management LLC	U.S. Small-MidCap Equity Fund	#	38,859
	Undiscovered (JP Morgan Asset Management)	U.S. Small-MidCap Equity Fund	#	39,206
	Victory Capital (Sycamore Capital)	U.S. Small-MidCap Equity Fund	#	38,954
	Dodge & Cox	Core Fixed Income Fund	#	33,486
	Dimensional Fund Advisors	Real Estate Fund	#	3,444
*	Fidelity Investments	Real Estate Fund	#	3,443
				157,392
	Collective Trust Funds
	Columbia Threadneedle Investments	Large Cap U.S. Equity Fund	#	125,727
	Winslow Capital Management LLC	Large Cap U.S. Equity Fund	#	125,734
	T. Rowe Price	Large Cap U.S. Equity Fund	#	127,032
	Acadian Asset Management	International Equity Fund	#	70,110
*	Fidelity Investments	International Equity Fund	#	69,914
	Harding Loevner LP	International Equity Fund	#	69,897
	Janus Henderson Investors	U.S. Small-MidCap Equity Fund	#	39,062
	Northern Trust Investments	S&P 500 Index Fund	#	1,697,355
	State Street Global Advisors	S&P MidCap Index Fund	#	256,096
	State Street Global Advisors	All Cap Equity Ex-U.S. Index Fund	#	139,764
	Northern Trust Investments	S&P SmallCap 600 Index Fund	#	119,476
	BlackRock Institutional Trust Company	Money Market Fund	#	228,801
	BlackRock Institutional Trust Company	Short-Term Investment Fund	#	6,042
	State Street Bank & Trust Co.	Target Retirement P	#	163,903
	State Street Bank & Trust Co.	Target Retirement 2025 P	#	169,692
	State Street Bank & Trust Co.	Target Retirement 2030 P	#	310,748
	State Street Bank & Trust Co.	Target Retirement 2035 P	#	308,273
	State Street Bank & Trust Co.	Target Retirement 2040 P	#	301,325
	State Street Bank & Trust Co.	Target Retirement 2045 P	#	305,648
	State Street Bank & Trust Co.	Target Retirement 2050 P	#	265,816
	State Street Bank & Trust Co.	Target Retirement 2055 P	#	179,858
	State Street Bank & Trust Co.	Target Retirement 2060 P	#	95,950
	State Street Bank & Trust Co.	Target Retirement 2065 P	#	31,692
	State Street Bank & Trust Co.	Target Retirement 2070 P	#	1,198
*	Fidelity Investments	Government Portfolio Institution (STIF)	#	4,122
	Vanguard Fiduciary Trust Co.	Institutional Total Bond Market Index Trust	#	49,803
	JPMorgan Chase Bank, N.A.	Core Fixed Income Fund	#	33,486
	Loomis Sayles	Core Fixed Income Fund	#	33,493
	State Street Global Advisors	World Government Bond Ex-U.S. Index Fund N	#	3,790
	Principal Asset Management	Real Estate Fund	#	3,443
				5,337,250
	Self-Directed Accounts
*	Fidelity Investments	Brokeragelink Self-Directed Accounts	#	70,268

	Total Investments, at fair value			6,099,201
The 401(k) Savings and Profit Sharing Plan
of S&P Global Inc. and Its Subsidiaries

EIN #13-1026995 Plan #002

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(in thousands)
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value

	Stable Assets Fund
	Prudential Insurance Co. of America	Prudential Insurance Co. of America - GA-64466, 2.58%	#	73,227
	RGA Reinsurance Company	RGA Reinsurance Company - RGA-00136, 3.70%	#	81,452
	Mass Mutual	Mass Mutual – MM 30173, 3.12%	#	69,423
		Total market value		224,102
		Wrapper contracts adjustment to contract value		5,416
				229,518

*	Notes receivable from participants	Interest rates ranging from 4.17%– 10.50%, maturing through January 15, 2038	#	21,164

*	Indicates party-in-interest to the Plan.
#	Investments are participant-directed and, therefore, cost information is not required